CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock, Dividends, Per Share, Declared	$ 1.540	$ 0.500	$ 3.20
Common stock, cash dividends declared (in dollars per share)	$ 1.540	$ 0.500	$ 3.20
Common Stock
Adjustments related to tax withholding for share-based compensation	$ 799	$ 2,700	$ 4,100
Shares paid for tax withholding for share based compensation (in shares)	53,281	90,134	140,704
Series B Preferred Stock
Preferred stock, cash dividends declared (in dollars per share)	$ 1.875	$ 1.875	$ 1.875
Preferred stock, dividend rate	7.50%	7.50%
Series B Preferred Stock | Preferred Stock
Preferred stock, dividend rate	7.50%	7.50%	7.50%
Preferred stock, liquidation preference (in dollars per share)	$ 25.00	$ 25.00	$ 25.00
Series C Preferred Stock
Preferred stock, cash dividends declared (in dollars per share)	$ 1.625	$ 1.345
Preferred stock, dividend rate	6.50%	6.50%
Series C Preferred Stock | Preferred Stock
Preferred stock, dividend rate	6.50%	6.50%	6.50%
Preferred stock, liquidation preference (in dollars per share)	$ 25.00	$ 25.00	$ 25.00